FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Changes in derivative liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of the period	$ 2,623
Initial recognition of financial liability	10,932	$ 16,375
Initial recognition of unrecognized day 1 loss		(330)
Exercise of derivative into shares	(18,383)
Fair value adjustments recognized in profit or loss	5,569	(13,422)
Balance at end of the period	$ 741	$ 2,623